Asset Quality (Tables)	12 Months Ended
Dec. 31, 2025
Credit Loss [Abstract]
Schedule of Changes in Allowance for Loan and Lease Losses by Loan Category	The changes in the ALLL by loan category for the periods indicated are as follows:
Twelve Months Ended December 31, 2025:

Dollars in millions	December 31, 2024	Provision		Charge-offs	Recoveries	December 31, 2025
Commercial and Industrial	$639	$361		$(312)	$57	$745
Commercial real estate:
Real estate — commercial mortgage	320	19		(94)	7	252
Real estate — construction	51	4		—	—	55
Total commercial real estate loans	371	23		(94)	7	307
Commercial lease financing	27	5		(6)	—	26
Total commercial loans	1,037	389		(412)	64	1,078
Real estate — residential mortgage	90	(26)		(2)	4	66
Home equity loans	70	(19)		(2)	3	52
Other consumer loans	136	61		(56)	8	149
Credit cards	76	43		(45)	8	82
Total consumer loans	372	59		(105)	23	349
Total ALLL — continuing operations	1,409	448	(a)	(517)	87	1,427
Discontinued operations	13	—		(3)	1	11
Total ALLL — including discontinued operations	$1,422	$448		$(520)	$88	$1,438

(a)Excludes a provision related to reserves on lending-related commitments of $23 million.
Twelve Months Ended December 31, 2024:

Dollars in millions	December 31, 2023	Provision		Charge-offs	Recoveries	December 31, 2024
Commercial and Industrial	$556	$388		$(363)	$58	$639
Commercial real estate:
Real estate — commercial mortgage	419	(61)		(40)	2	320
Real estate — construction	52	(1)		—	—	51
Total commercial real estate loans	471	(62)		(40)	2	371
Commercial lease financing	33	(4)		(7)	5	27
Total commercial loans	1,060	322		(410)	65	1,037
Real estate — residential mortgage	162	(74)		(3)	5	90
Home equity loans	86	(16)		(2)	2	70
Other consumer loans	122	70		(64)	8	136
Credit cards	78	39		(47)	6	76
Total consumer loans	448	19		(116)	21	372
Total ALLL — continuing operations	1,508	341	(a)	(526)	86	1,409
Discontinued operations	16	—		(4)	1	13
Total ALLL — including discontinued operations	$1,524	$341		$(530)	$87	$1,422

(a)Excludes a credit related to reserves on lending-related commitments of $6 million.

Twelve Months Ended December 31, 2023

Dollars in millions	December 31, 2022	Provision		Charge-offs	Recoveries	December 31, 2023
Commercial and industrial	$601	$99		$(188)	$44	$556
Commercial real estate:
Real estate — commercial mortgage	203	253		(39)	2	419
Real estate — construction	28	23		—	1	52
Total commercial real estate loans	231	276		(39)	3	471
Commercial lease financing	32	(4)		—	5	33
Total commercial loans	864	371		(227)	52	1,060
Real estate — residential mortgage	196	(37)		(1)	4	162
Home equity loans	98	(13)		(2)	3	86
Other consumer loans	113	52		(51)	8	122
Credit cards	66	42		(37)	7	78
Total consumer loans	473	44		(91)	22	448
Total ALLL — continuing operations	1,337	415	(a)	(318)	74	1,508
Discontinued operations	21	(2)		(4)	1	16
Total ALLL — including discontinued operations	$1,358	$413		$(322)	$75	$1,524

(a)Excludes a provision related to reserves on lending-related commitments of $74 million.

Schedule of Significant Macroeconomic Variables of Loan Portfolios	The following table discloses key macroeconomic variables for each loan portfolio.

Segment	Portfolio	Key Macroeconomic Variables (a)
Commercial	Commercial and industrial	BBB corporate bond rate (spread), fixed investment, business bankruptcies, GDP, industrial production, unemployment rate, and Producer Price Index
	Commercial real estate	Property & real estate price indices, unemployment rate, business bankruptcies, GDP, and SOFR
	Commercial lease financing	BBB corporate bond rate (spread), GDP, and unemployment rate
Consumer	Real estate — residential mortgage	GDP, home price index, unemployment rate, 30 year mortgage rate and U.S. household income
	Home equity	Home price index, unemployment rate, and 30 year mortgage rate
	Other consumer	Unemployment rate, prime rate and U.S. household income
	Credit cards	Unemployment rate and U.S. household income
	Discontinued operations	Unemployment rate
(a)Variables include all transformations and interactions with other risk drivers. Additionally, variables may have varying impacts at different points in the economic cycle.

Schedule of Commercial and Consumer Credit Exposure
Credit Risk Profile by Creditworthiness Category and Vintage (a)(b)

As of December 31, 2025	Term Loans						Revolving Loans Amortized Cost Basis	Revolving Loans Converted to Term Loans Amortized Cost Basis
	Amortized Cost Basis by Origination Year and Internal Risk Rating
Dollars in millions	2025	2024	2023	2022	2021	Prior			Total
Commercial and Industrial
Risk Rating:
Pass	$9,473	$5,864	$2,263	$5,313	$2,648	$4,115	$24,267	$174	$54,117
Criticized (Accruing)	139	218	171	463	259	493	1,535	37	3,315
Criticized (Nonaccruing)	1	14	18	54	21	33	115	—	256
Total commercial and industrial	9,613	6,096	2,452	5,830	2,928	4,641	25,917	211	57,688
Current period gross write-offs	13	27	22	27	8	28	187	—	312
Real estate — commercial mortgage
Risk Rating:
Pass	3,246	826	651	1,911	1,519	2,997	1,366	29	12,545
Criticized (Accruing)	8	99	60	326	237	246	20	9	1,005
Criticized (Nonaccruing)	—	16	3	95	31	9	3	—	157
Total real estate — commercial mortgage	3,254	941	714	2,332	1,787	3,252	1,389	38	13,707
Current period gross write-offs	19	14	1	18	29	10	3	—	94
Real estate — construction
Risk Rating:
Pass	468	565	771	262	130	72	296	2	2,566
Criticized (Accruing)	—	—	20	95	36	127	—	—	278
Criticized (Nonaccruing)	—	—	—	—	—	—	—	—	—
Total real estate — construction	468	565	791	357	166	199	296	2	2,844
Current period gross write-offs	—	—	—	—	—	—	—	—	—
Commercial lease financing
Risk Rating:
Pass	322	228	293	433	249	609	—	—	2,134
Criticized (Accruing)	5	4	26	55	18	21	—	—	129
Criticized (Nonaccruing)	—	—	5	2	—	—	—	—	7
Total commercial lease financing	327	232	324	490	267	630	—	—	2,270
Current period gross write-offs	—	—	3	1	—	2	—	—	6
Total commercial loans	$13,662	$7,834	$4,281	$9,009	$5,148	$8,722	$27,602	$251	$76,509
Total commercial loan current period gross write-offs	$32	$41	$26	$46	$37	$40	$190	$—	$412

As of December 31, 2024	Term Loans						Revolving Loans Amortized Cost Basis	Revolving Loans Converted to Term Loans Amortized Cost Basis
	Amortized Cost Basis by Origination Year and Internal Risk Rating
Dollars in millions	2024	2023	2022	2021	2020	Prior			Total
Commercial and Industrial
Risk Rating:
Pass	$6,345	$3,097	$7,119	$3,934	$1,617	$3,969	$22,709	$115	$48,905
Criticized (Accruing)	172	219	597	419	208	476	1,550	41	3,682
Criticized (Nonaccruing)	23	13	68	30	2	31	153	2	322
Total commercial and industrial	6,540	3,329	7,784	4,383	1,827	4,476	24,412	158	52,909
Current year gross write-offs	1	12	65	106	4	31	144	—	363
Real estate — commercial mortgage
Risk Rating:
Pass	1,052	748	2,818	2,202	594	3,194	1,001	41	11,650
Criticized (Accruing)	31	85	571	281	93	316	30	9	1,416
Criticized (Nonaccruing)	—	—	123	52	3	66	—	—	244
Total real estate — commercial mortgage	1,083	833	3,512	2,535	690	3,576	1,031	50	13,310
Current year gross write-offs	—	—	1	6	—	32	1	—	40
Real estate — construction
Risk Rating:
Pass	199	846	1,021	340	87	67	42	2	2,604
Criticized (Accruing)	—	17	112	58	68	77	—	—	332
Criticized (Nonaccruing)	—	—	—	—	—	—	—	—	—
Total real estate — construction	199	863	1,133	398	155	144	42	2	2,936
Current year gross write-offs	—	—	—	—	—	—	—	—	—
Commercial lease financing
Risk Rating:
Pass	301	430	626	368	217	679	—	—	2,621
Criticized (Accruing)	2	34	33	9	16	21	—	—	115
Criticized (Nonaccruing)	—	—	—	—	—	—	—	—	—
Total commercial lease financing	303	464	659	377	233	700	—	—	2,736
Current year gross write-offs	—	—	—	—	—	7	—	—	7
Total commercial loans	$8,125	$5,489	$13,088	$7,693	$2,905	$8,896	$25,485	$210	$71,891
Total commercial loan current year gross write-offs	$1	$12	$66	$112	$4	$70	$145	$—	$410

(a)Accrued interest of $338 million and $322 million as of December 31, 2025, and December 31, 2024, respectively, presented in “Accrued income and other assets” on the Consolidated Balance Sheets, was excluded from the amortized cost basis disclosed in these tables.
(b)Gross write-off information is presented on a year-to-date basis for both the twelve months ended December 31, 2025 and December 31, 2024.
Consumer Credit Exposure
Credit Risk Profile by FICO Score and Vintage (a)(b)

As of December 31, 2025	Term Loans						Revolving Loans Amortized Cost Basis	Revolving Loans Converted to Term Loans Amortized Cost Basis
	Amortized Cost Basis by Origination Year and FICO Score
Dollars in millions	2025	2024	2023	2022	2021	Prior			Total
Real estate — residential mortgage
FICO Score:
750 and above	$358	$224	$607	$5,342	$6,738	$3,403	$—	$—	$16,672
660 to 749	69	36	86	504	582	420	—	—	1,697
Less than 660	2	11	23	87	73	149	—	—	345
No Score	2	2	2	1	—	9	2	—	18
Total real estate — residential mortgage	431	273	718	5,934	7,393	3,981	2	—	18,732
Current period gross write-offs	—	—	—	—	—	2	—	—	2
Home equity loans
FICO Score:
750 and above	43	26	23	117	676	1,164	1,749	179	3,977
660 to 749	18	13	13	41	149	258	718	58	1,268
Less than 660	2	3	5	15	44	109	253	21	452
No Score	—	—	—	—	—	1	5	—	6
Total home equity loans	63	42	41	173	869	1,532	2,725	258	5,703
Current period gross write-offs	—	—	—	—	—	—	2	—	2
Other consumer loans
FICO Score:
750 and above	175	73	104	986	1,032	595	81	—	3,046
660 to 749	112	48	74	220	218	179	172	—	1,023
Less than 660	17	12	21	54	52	46	54	—	256
No Score	12	8	5	10	13	6	265	—	319
Total consumer direct loans	316	141	204	1,270	1,315	826	572	—	4,644
Current period gross write-offs	4	5	7	9	9	7	15	—	56
Credit cards
FICO Score:
750 and above	—	—	—	—	—	—	479	—	479
660 to 749	—	—	—	—	—	—	364	—	364
Less than 660	—	—	—	—	—	—	108	—	108
No Score	—	—	—	—	—	—	2	—	2
Total credit cards	—	—	—	—	—	—	953	—	953
Current period gross write-offs	—	—	—	—	—	—	45	—	45
Total consumer loans	$810	$456	$963	$7,377	$9,577	$6,339	$4,252	$258	$30,032
Total consumer loan current period gross write-offs	$4	$5	$7	$9	$9	$9	$62	$—	$105

As of December 31, 2024	Term Loans						Revolving Loans Amortized Cost Basis	Revolving Loans Converted to Term Loans Amortized Cost Basis
	Amortized Cost Basis by Origination Year and FICO Score
Dollars in millions	2024	2023	2022	2021	2020	Prior			Total
Real estate — residential mortgage
FICO Score:
750 and above	$281	$669	$5,720	$7,203	$2,247	$1,510	$—	$—	$17,630
660 to 749	67	116	597	655	199	280	—	—	1,914
Less than 660	4	13	81	63	24	134	—	—	319
No Score	3	2	1	—	1	15	1	—	23
Total real estate — residential mortgage	355	800	6,399	7,921	2,471	1,939	1	—	19,886
Current period gross write-offs	1	—	1	—	—	1	—	—	3
Home equity loans
FICO Score:
750 and above	33	31	139	775	612	731	1,886	251	4,458
660 to 749	17	17	50	181	129	186	772	80	1,432
Less than 660	2	5	15	40	31	82	263	25	463
No Score	—	—	—	—	—	1	4	—	5
Total home equity loans	52	53	204	996	772	1,000	2,925	356	6,358
Current period gross write-offs	—	—	—	—	—	1	1	—	2
Other consumer loans
FICO Score:
750 and above	107	143	1,149	1,210	527	245	88	—	3,469
660 to 749	70	109	275	268	128	108	184	—	1,142
Less than 660	9	23	59	59	29	24	56	—	259
No Score	35	12	18	17	7	12	196	—	297
Total consumer direct loans	221	287	1,501	1,554	691	389	524	—	5,167
Current period gross write-offs	—	7	17	12	7	6	15	—	64
Credit cards
FICO Score:
750 and above	—	—	—	—	—	—	476	—	476
660 to 749	—	—	—	—	—	—	372	—	372
Less than 660	—	—	—	—	—	—	109	—	109
No Score	—	—	—	—	—	—	1	—	1
Total credit cards	—	—	—	—	—	—	958	—	958
Current period gross write-offs	—	—	—	—	—	—	47	—	47
Total consumer loans	$628	$1,140	$8,104	$10,471	$3,934	$3,328	$4,408	$356	$32,369
Total consumer current period gross write-offs	$1	$7	$18	$12	$7	$8	$63	$—	$116

(a)Accrued interest of $121 million and $134 million as of December 31, 2025, and December 31, 2024, respectively, presented in “Accrued income and other assets” on the Consolidated Balance Sheets, was excluded from the amortized cost basis disclosed in this table.
(b)Gross write-off information is presented on a year-to-date basis for both the twelve months ended December 31, 2025 and December 31, 2024.

Schedule of Aging Analysis of Past Due and Current Loans
The following aging analysis of past due and current loans as of December 31, 2025, and December 31, 2024, provides further information regarding Key’s credit exposure.
Aging Analysis of Loan Portfolio(a)

December 31, 2025	Current(b)(c)	30-59 Days Past Due (b)	60-89 Days Past Due (b)	90 and Greater Days Past Due (b)	Non-performing Loans	Total Past Due and Non-performing Loans	Total Loans (d)
Dollars in millions
LOAN TYPE(a)
Commercial and industrial	$57,336	$38	$17	$41	$256	$352	$57,688
Commercial real estate:
Commercial mortgage	13,450	47	20	33	157	257	13,707
Construction	2,843	—	—	1	—	1	2,844
Total commercial real estate loans	16,293	47	20	34	157	258	16,551
Commercial lease financing	2,260	3	—	—	7	10	2,270
Total commercial loans	$75,889	$88	$37	$75	$420	$620	$76,509
Real estate — residential mortgage	$18,593	$21	$14	$—	$104	$139	$18,732
Home equity loans	5,593	18	7	5	80	110	5,703
Other consumer loans	4,606	15	10	9	4	38	4,644
Credit cards	926	6	4	10	7	27	953
Total consumer loans	$29,718	$60	$35	$24	$195	$314	$30,032
Total loans	$105,607	$148	$72	$99	$615	$934	$106,541

(a)Amounts in table represent amortized cost and exclude loans held for sale.
(b)Accrued interest of $459 million presented in “Accrued income and other assets” on the Consolidated Balance Sheets is excluded from the amortized cost basis disclosed in this table.
(c)Includes balances of $66 million in Commercial mortgage and $6 million in Real estate - residential mortgage associated with loans sold to GNMA that are 90 days or more past due where Key has the right but not the obligation to repurchase and whose payments are insured by the Federal Housing Administration or guaranteed by the United States Department of Veteran Affairs.
(d)Net of unearned income, net of deferred fees and costs, and unamortized discounts and premiums.

December 31, 2024	Current(b)(c)	30-59 Days Past Due (b)	60-89 Days Past Due (b)	90 and Greater Days Past Due (b)	Non-performing Loans	Total Past Due and Non-performing Loans	Total Loans (d)
Dollars in millions
LOAN TYPE(a)
Commercial and industrial	$52,473	$48	$21	$45	$322	$436	$52,909
Commercial real estate:
Commercial mortgage	13,018	4	29	16	243	292	13,310
Construction	2,932	—	—	4	—	4	2,936
Total commercial real estate loans	15,950	4	29	20	243	296	16,246
Commercial lease financing	2,728	1	6	1	—	8	2,736
Total commercial loans	$71,151	$53	$56	$66	$565	$740	$71,891
Real estate — residential mortgage	$19,766	$20	$8	$—	$92	$120	$19,886
Home equity loans	6,232	26	8	3	89	126	6,358
Other consumer loans	5,129	15	9	9	5	38	5,167
Credit cards	928	6	5	12	7	30	958
Total consumer loans	$32,055	$67	$30	$24	$193	$314	$32,369
Total loans	$103,206	$120	$86	$90	$758	$1,054	$104,260

(a)Amounts in table represent amortized cost and exclude loans held for sale.
(b)Accrued interest of $456 million presented in “Accrued income and other assets” on the Consolidated Balance Sheets is excluded from the amortized cost basis disclosed in this table.
(c)Includes balances of $75 million in Commercial mortgage and $7 million in Real estate - residential mortgage associated with loans sold to GNMA that are 90 days or more past due where Key has the right but not the obligation to repurchase and whose payments are insured by the Federal Housing Administration or guaranteed by the United States Department of Veteran Affairs.
(d)Net of unearned income, net of deferred fees and costs, and unamortized discounts and premiums.

Schedule of Modified Financing Receivables
The following tables show the amortized cost basis at the end of the noted reporting periods of the loans modified to borrowers experiencing financial difficulty within the past 12 months of the noted periods. The tables do not include those modifications that only resulted in an insignificant payment delay. The tables do not include consumer loans that are still within a trial modification period. Trial modifications may be done for consumer borrowers where a trial payment plan period is offered in advance of a permanent loan modification. As of December 31, 2025, there were 167 loans totaling $26 million in a trial modification period. As of December 31, 2024, there were 120 loans totaling $20 million in a trial modification period.

Commitments outstanding to lend additional funds to borrowers experiencing financial difficulty whose loans were modified were $110 million and $15 million at December 31, 2025 and December 31, 2024, respectively.

As of December 31, 2025	Interest Rate Reduction	Term Extension	Other	Combination(a)	Total
Dollars in millions	Amortized Cost Basis	Amortized Cost Basis	Amortized Cost Basis	Amortized Cost Basis	Amortized Cost Basis	% of Total Loan Type
LOAN TYPE
Commercial and Industrial	$2	$236	$22	$44	$304	0.53%
Commercial real estate:
Commercial mortgage	—	159	5	67	231	1.69
Construction	—	30	—	—	30	1.05
Total commercial real estate loans	—	189	5	67	261	1.58
Total commercial loans	$2	$425	$27	$111	$565	0.74%

Real estate — residential mortgage	$3	$1	$—	$10	$14	0.07%
Home equity loans	4	1	—	4	9	0.16
Other consumer loans	—	2	—	2	4	0.09
Credit cards	—	—	—	3	3	0.31
Total consumer loans	$7	$4	$—	$19	$30	0.10%
Total loans	$9	$429	$27	$130	$595	0.56%

(a)Combination modifications consist primarily of loans modified with both an interest rate reduction and a term extension.

As of December 31, 2024	Interest Rate Reduction	Term Extension	Other	Combination(a)	Total
Dollars in millions	Amortized Cost Basis	Amortized Cost Basis	Amortized Cost Basis	Amortized Cost Basis	Amortized Cost Basis	% of Total Loan Type
LOAN TYPE
Commercial and Industrial	$—	$118	$25	$20	$163	0.31%
Commercial real estate:
Commercial mortgage	28	236	22	21	307	2.31
Construction	—	29	—	—	29	0.99
Total commercial real estate loans	28	265	22	21	336	2.07
Total commercial loans	$28	$383	$47	$41	$499	0.69%

Real estate — residential mortgage	$1	$1	$—	$12	$14	0.07%
Home equity loans	3	1	2	7	13	0.20
Other consumer loans	—	2	—	3	5	0.10
Credit cards	—	—	—	3	3	0.31
Total consumer loans	$4	$4	$2	$25	$35	0.11%
Total loans	$32	$387	$49	$66	$534	0.51%

(a)Combination modifications consist primarily of loans modified with both an interest rate reduction and a term extension.

As of December 31, 2023	Interest Rate Reduction	Term Extension	Other	Combination(a)	Total
Dollars in millions	Amortized Cost Basis	Amortized Cost Basis	Amortized Cost Basis	Amortized Cost Basis	Amortized Cost Basis	% of Total Loan Type
LOAN TYPE
Commercial and Industrial	$—	$180	$49	$34	$263	0.47%
Commercial real estate:
Commercial mortgage	—	4	2	—	6	0.04
Construction	—	—	—	—	—	—
Total commercial real estate loans	—	4	2	—	6	0.03
Total commercial loans	$—	$184	$51	$34	$269	0.35%

Real estate — residential mortgage	$—	$—	$1	$9	$10	0.05%
Home equity loans	2	1	1	5	9	0.13
Other consumer loans	—	1	—	2	3	0.05
Credit cards	—	—	—	4	4	0.40
Total consumer loans	$2	$2	$2	$20	$26	0.07%
Total loans	$2	$186	$53	$54	$295	0.26%

(a)Combination modifications consist primarily of loans modified with both an interest rate reduction and a term extension.
The following table summarizes the financial impacts of loan modifications made to specific loans for the noted periods.

Twelve months ended December 31, 2025	Weighted-average Interest Rate Change	Weighted-average Term Extension (in years)
LOAN TYPE
Commercial and Industrial	(0.87)%	1.24
Commercial mortgage	—%	0.96
Construction	—%	0.50
Real estate — residential mortgage	(1.86)%	5.85
Home equity loans	(2.97)%	7.55
Other consumer loans	(3.65)%	1.20
Credit cards	(8.27)%	1.00

Twelve months ended December 31, 2024	Weighted-average Interest Rate Change	Weighted-average Term Extension (in years)
LOAN TYPE
Commercial and Industrial	(4.12)%	1.75
Commercial mortgage	(1.49)%	0.66
Construction	—%	2.87
Real estate — residential mortgage	(1.81)%	6.15
Home equity loans	(4.03)%	6.53
Other consumer loans	(4.06)%	0.77
Credit cards	(16.26)%	1.00

Twelve months ended December 31, 2023	Weighted-average Interest Rate Change	Weighted-average Term Extension (in years)
LOAN TYPE
Commercial and Industrial	(5.69)%	0.59
Commercial mortgage	—%	1.37
Real estate — residential mortgage	(1.97)%	7.58
Home equity loans	(4.02)%	6.87
Other consumer loans	(3.62)%	1.01
Credit cards	(14.90)%	1.00

Twelve months ended December 31, 2025	Interest Rate Reduction
Dollars in millions		Term Extension	Other	Combination	Total
LOAN TYPE
Commercial and Industrial	$—	$2	$5	$—	$7
Commercial real estate
Commercial mortgage	—	18	—	—	18
Total commercial real estate loans	—	18	—	—	18
Total commercial loans	$—	$20	$5	$—	$25

Real estate — residential mortgage	$—	$—	$—	$1	$1
Home equity loans	—	—	1	—	1
Total consumer loans	$—	$—	$1	$1	$2
Total loans	$—	$20	$6	$1	$27

Twelve months ended December 31, 2024	Interest Rate Reduction
Dollars in millions		Term Extension	Other	Combination	Total
LOAN TYPE
Commercial and Industrial	$—	$22	$—	$1	$23
Commercial real estate
Commercial mortgage	11	—		—	11
Total commercial real estate loans	11	—	—	—	11
Total commercial loans	$11	$22	$—	$1	$34

Real estate — residential mortgage	$—	$—	$—	$1	$1
Home equity loans	—	—	—	2	2
Total consumer loans	$—	$—	$—	$3	$3
Total loans	$11	$22	$—	$4	$37

Twelve months ended December 31, 2023
Dollars in millions	Interest Rate Reduction	Term Extension	Other	Combination	Total
LOAN TYPE
Commercial and Industrial	$—	$7	$—	$3	$10
Commercial real estate
Commercial mortgage	—	—	1	—	1
Total commercial real estate loans	—	7	1	3	11
Commercial lease financing	—	—	—	—	—
Total commercial loans	$—	$7	$1	$3	$11

Total consumer loans	$—	$—	$—	$—	$—
Total loans	$—	$7	$1	$3	$11

As of December 31, 2025	Current	30-89 Days Past Due	90 and Greater Days Past Due	Total
Dollars in millions
LOAN TYPE
Commercial and Industrial	$286	$7	$11	$304
Commercial real estate
Commercial mortgage	184	42	5	231
Construction	30	—	—	30
Total commercial real estate loans	214	42	5	261
Commercial lease financing	—	—	—	—
Total commercial loans	$500	$49	$16	$565

Real estate — residential mortgage	$12	$1	$1	$14
Home equity loans	9	—	—	9
Other consumer loans	4	—	—	4
Credit cards	3	—	—	3
Total consumer loans	$28	$1	$1	$30
Total loans	$528	$50	$17	$595

The following table presents the amortized cost as of December 31, 2024, of loans modified during the 12 months then ended, by aging.

As of December 31, 2024	Current	30-89 Days Past Due	90 and Greater Days Past Due	Total
Dollars in millions
LOAN TYPE
Commercial and Industrial	$154	$3	$6	$163
Commercial real estate
Commercial mortgage	260	19	28	307
Construction	29	—	—	29
Total commercial real estate loans	289	19	28	336
Total commercial loans	$443	$22	$34	$499

Real estate — residential mortgage	$12	$1	$1	$14
Home equity loans	11	1	1	13
Other consumer loans	5	—	—	5
Credit cards	3	—	—	3
Total consumer loans	$31	$2	$2	$35
Total loans	$474	$24	$36	$534

The following table presents the amortized cost as of December 31, 2023, of loans modified during the 12 months then ended, by aging.

As of December 31, 2023	Current	30-89 Days Past Due	90 and Greater Days Past Due	Total
Dollars in millions
LOAN TYPE
Commercial and Industrial	$238	$25	$—	$263
Commercial real estate
Commercial mortgage	6	—	—	6
Total commercial real estate loans	$244	$25	$—	$269
Total commercial loans	$244	$25	$—	$269

Real estate — residential mortgage	$9	$1	$—	$10
Home equity loans	8	—	1	9
Other consumer loans	3	—	—	3
Credit cards	3	1	—	4
Total consumer loans	$23	$2	$1	$26
Total loans	$267	$27	$1	$295

Schedule of Changes in Liability for Credit Losses on Off-Balance Sheet Exposures
Changes in the liability for credit losses on lending-related commitments are summarized as follows:

	Twelve months ended December 31,
Dollars in millions	2025	2024
Balance at beginning of period	$290	$296
Provision (credit) for losses on off balance sheet exposures	23	(6)
Other	—	—
Balance at end of period	$313	$290